PHILLIPS CAPITAL INVESTMENTS, INC.

                          ANNUAL REPORT TO SHAREHOLDERS

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                    CONTENTS



Independent Auditors' Report.........................................Page     3

Statements of Assets and Liabilities.................................         4

Investment in Securities as of December 31, 1998.....................     5 - 7

Statements of Operations.............................................         8

Statements of Changes in Net Assets..................................         9

Notes to Financial Statements........................................   10 - 11

Supplementary Information -
    Selected Per-Share Data and Ratios...............................        12

                         McCARTHY, ROSE & MILLS, L.L.P.
                          Certified Public Accountants
                        600 North Pearl Street, Suite 440
                            Dallas, Texas 75201-7465
Tel: (214) 969-0400                                           Fax (214) 855-0366


                          INDEPENDENT AUDITORS' REPORT


Shareholders and Board of Directors
Phillips Capital Investments, Inc.
Dallas, Texas


     We have audited the statements of assets and liabilities of Phillips Capital Investments, Inc., including the schedule of portfolio investments, as of December 31, 1998 and 1997, and the related statements of operations and changes in net assets for the years then ended, and selected per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 and 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per-share data and ratios referred to above present fairly, in all material respects, the financial position of Phillips Capital Investments, Inc. as of December 31, 1998 and 1997, and the results of its operations and the changes in its net assets for the years then ended, and selected per-share data and ratios for each of the five years in the period then ended in conformity with generally accepted accounting principles.

/s/ McCarthy, Rose & Mills, L.L.P.


January 26, 1999
Dallas, Texas

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES

                                                                                 December 31,
                                                                        1998                          1997
Assets:
   Investments in securities, at value -
     amortized cost $3,962,343.53 in 1998 and
     $3,630,576.89 in 1997 - Note A                                $5,287,540.90                 $5,028,727.83
   Cash                                                                82,253.72                     44,005.87
   Receivables - Note A
     Interest                                                          30,850.68                     23,576.95
     Dividends                                                          4,460.60                     18,865.05
     Investment securities sold                                         3,167.12                      2,677.63
   Deferred registration expenses - Note B                                937.63                      1,169.79
   Prepaid insurance                                                      316.72                        316,73
                                                                   -------------                 -------------
         Total assets                                               5,409,527.36                  5,119,339.85
                                                                   -------------                 -------------


Liabilities
   Accrued accounting fees                                              6,000.00                      5,350.00
   Federal income tax payable                                             650.00                        300.00
   Miscellaneous accounts payable                                         570.97                        581.28
                                                                   -------------                 -------------
         Total liabilities                                              7,220.97                      6,231.28
                                                                   -------------                 -------------


Net Assets:

   Net assets (equivalent to $14.86 and $15.06 per share
     based on 363,465.526 and 339,582.628 shares of capital
     stock outstanding at December 31, 1998 and
     1997, respectively) - Note C                                  $5,402,306.39                 $5,113,108.57
                                                                   =============                 =============

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                            INVESTMENTS IN SECURITIES
                                DECEMBER 31, 1998

                                                                        Principal
                                                                        Amount or
COMMON STOCKS:  50.71%                                                   Shares                    Market Value
Media/Entertainment: 8.01%
   Pulitzer Publishing                                                       933                     80,821.12
   Telecommunications "A"                                                  3,000                    165,937.50
   Time Warner                                                             3,000                    186,187.50
                                                                                                    ----------
                                                                                                    432,946.12
                                                                                                    ----------

Shipping and Transportation: 5.45%
   Motor Cargo Industries                                                  3,000                     24,000.00
   Sea Containers, Ltd. "A"                                                5,000                    149,687.50
   Transport Corp. of America                                              5,000                     60,000.00
   Rush Enterprises                                                        5,500                     60,500.00
                                                                                                    ----------
                                                                                                    294,187.50
                                                                                                    ----------

Energy Sources & Related: 5.22%
   Norsk Hydro                                                             1,500                     51,281.25
   Phillips Petroleum                                                      1,400                     59,675.00
   Range Resources                                                         8,000                     27,500.00
   Snyder Oil Corp.                                                        4,000                     53,250.00
   USX Marathon Group                                                      3,000                     90,375.00
                                                                                                    ----------
                                                                                                    282,081.25
                                                                                                    ----------

Electric Utilities: 5.05%
   Houston Industries                                                      2,000                     64,125.00
   PacifiCorp                                                              2,000                     42,125.00
   Southern Company                                                        2,500                     72,656.25
   Texas Utilities                                                           900                     42,018.75
   Interstate Energy Corp                                                  1,600                     51,600.00
                                                                                                    ----------
                                                                                                    272,525.00
                                                                                                    ----------

Consumer Products and Services: 4.46%
   Fruit of the Loom                                                       2,800                     38,675.00
   CEC Enterprises                                                         4,000                    111,000.00
   Spaghetti Warehouse Inc.                                               12,000                     91,500.00
                                                                                                    ----------
                                                                                                    241,175.00
                                                                                                    ----------

Chemicals: 4.42%
   Akzo N.V. ADS                                                           2,000                     89,250.00
   Dow Chemical                                                              600                     54,562.50
   Monsanto                                                                2,000                     95,000.00
                                                                                                    ----------
                                                                                                    238,812.50
                                                                                                    ----------

Investment Co./Foreign Securities: 4.30%
   First Australian Fund                                                   7,500                     49,218.75
   Growth Fund of Spain                                                4,425.757                    109,404.71
   New Germany Fund, Inc.                                              5,708.807                     73,857.69
                                                                                                    ----------
                                                                                                    232,481.15
                                                                                                    ----------

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                DECEMBER 31, 1998

                                                                       Principal
                                                                        Amount or
Common Stocks, continued                                                 Shares                    Market Value
Insurance: 3.97%
   RellaStar Financial Corp.                                               2,400                    110,700.00
   RLI Corp.                                                               3,125                    103,906.25
                                                                                                    ----------
                                                                                                    214,606.25
                                                                                                    ----------

Health Products and Services:  3.93%
   Beverly Enterprises                                                     6,000                     40,500.00
   Tenet Health Care                                                       1,800                     47,250.00
   Universal Health Services "B"                                           2,400                    124,500.00
                                                                                                    ----------
                                                                                                    212.250.00
                                                                                                    ----------

Merchandising: 1.56%
   KMart                                                                   5,500                     84,218.75
                                                                                                    ----------

Metals/Mining: 1.52%
   Timken Company                                                          2,700                     50,962.50
   IMCO Recycling Inc.                                                     2,000                     30,875.00
                                                                                                    ----------
                                                                                                     81,837.50
                                                                                                    ----------

Construction Products and Services: 1.15%
   Encore Wire                                                             3,000                     27,750.00
   Hanson, PLC                                                               875                     34,125.00
                                                                                                    ----------
                                                                                                     61,875.00
                                                                                                    ----------
Forest & Paper Products: 0.97%
   Abitibi Consolidated                                                    3,000                     27,937.50
   Georgia Pacific Corp.                                                     300                     17,568.75
   Georgia Pacific Timber                                                    300                      7,143.75
                                                                                                  ------------
                                                                                                     52,650.00
                                                                                                  ------------

Multi-Industries: 0.70%
   Canadian Pacific                                                        2,000                     37,750.00
                                                                                                    ----------

     TOTAL COMMON STOCKS (Cost $1,407,829.25)                                                     2,739,396.03
                                                                                                  ------------


PREFERRED STOCKS: 2.12%
   ConAgra Capital LC Prf'd                                                2,500                     50,000.00
   Texaco Capital Prf'd "B"                                                3,000                     64,500.00
                                                                                                  ------------
     TOTAL PREFERRED STOCKS (Cost $121,400.00)                                                      114,500.00
                                                                                                  ------------


                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                DECEMBER 31, 1998

                                                                        Principal
                                                                        Amount or
                                                                        Shares                    Market Value
SHORT-TERM TIME DEPOSITS: 7.03%
   Beal Banc CD 5.29% Due 1/07/99                                                                    95,000.00
   Peoples Bank CD 4.8% Due 1/14/99                                                                  95,000.00
   Guaranty Federal CD 5.34% Due 1/14/99                                                             95,000.00
   Western American CD 4.9% Due 4/28/99                                                              95,000.00
                                                                                                  ------------

     TOTAL SHORT-TERM TIME DEPOSITS                                                                 380,000.00
     (Cost $380,000.00)                                                                           ------------

OTHER SHORT-TERM SECURITIES: 38.02%
   Institutional Liquid Assets - Treasury                            $210,272.65                    210,272.65
   U.S. T-Notes 5.00% OF 2/15/99                                      800,000.00                    800,250.00
   U.S. T-Notes 5.00% OF 1/31/99                                      500,000.00                    500,000.00
   FORD MOTOR CR COMM PAPER DUE 2/18/99                               197,525.00                    197,525.00
   GE COMM PAPER DUE 3/8/99                                           197,472.22                    197,472.22
   SEARS COMM PAPER DUE 1/12/99                                       148,125.00                    148,125.00
                                                                                                  ------------

     TOTAL OTHER SHORT-TERM SECURITIES                                                            2,053,644.87
     (Cost $2,053,114.28)                                                                         ------------

     TOTAL INVESTMENTS IN SECURITIES                                                              5,287,540.90
     (Cost $3,962,343.53)                                                                         ------------

     TOTAL OTHER ASSETS (NET OF LIABILITIES): 2.12%                                                 114,765.49
                                                                                                  ------------

     NET ASSETS:  100.00%                                                                        $5,402,306.39
                                                                                                 =============

   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                             STATEMENT OF OPERATIONS

                                                                               Year Ended December 31,
                                                                         1998                           1997
Investment Income
   Income - Note A
     Interest                                                        $128,502.17                   $112,639.25
     Dividends                                                         51,331.01                     47,191.17
                                                                     -----------                   -----------
       Total income                                                   179,833.18                    159,830.42
                                                                     -----------                   -----------

Expenses
   Investment advisory fees - Note E                                   48,503.38                     43,693.37
   Accounting fees                                                      6,630.00                      5,450.00
   Registration fees and expenses                                         692.17                        679.73
   Directors' fees                                                      1,750.00                      1,500.00
   Insurance                                                            1,101.00                      1,176.06
   Postage and delivery                                                   459.00                        153.50
   Printing                                                               166.34                            --
   Professional fees                                                      585.00                      1,454.52
   Other                                                                2,783.92                      3,522.01
   Federal income tax                                                     650.00                        300.00
                                                                     -----------                   -----------

       Total expenses                                                  63,320.81                     57,929.19
                                                                     -----------                   -----------

       Investment income - net                                        116,512.37                    101,901.23
                                                                     -----------                   -----------

Realized and Unrealized Gain on
     Investments - Note D
   Net realized gain on investments                                   143,417.51                    304,539.34
   Change in unrealized appreciation
     of investments for the period                                    (72,953.58)                   445,293.12
                                                                     -----------                   -----------

       Net gain (loss) on investments                                  70,463.93                    749,832.46
                                                                     -----------                   -----------

       Net increase increase in net
         assets resulting from operations                            $186,976.30                   $851,733.69
                                                                     ===========                   ===========

   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               Year Ended December 31,
                                                                         1998                           1997
Increase in Net Assets from Operations
   Investment income - net                                           $116,512.37                   $101,901.23
   Net realized gain on investment                                    143,471.51                    304,539.34
   Change in unrealized appreciation                                  (72,953.58)                   445,293.12
                                                                   -------------                 -------------

     Net increase in net assets
       resulting from operations                                      186,976.30                    851,733.69
                                                                   -------------                 -------------

Dividends Paid to Shareholders - Note F
   Investment income                                                 (115,507.78)                  (101,452.98)
   Net realized capital gains                                        (143,091.66)                  (304,358.85)
                                                                   -------------                 -------------
     Total dividends paid to shareholders                            (258,599.44)                  (405,811.83)
                                                                   -------------                 -------------

Capital Share Transactions                                            360,820.96                   (214,897.01)
                                                                   -------------                 -------------

   Net increase (decrease)                                            289,197.82                    231,024.85

Net Assets
   Beginning of period (including undistributed
     investment income of $5,279.34)                                5,113,108.57                  4,882,083.72
                                                                   -------------                 -------------

   End of period (including undistributed
     investment income of $6,283.93)                               $5,402,306.39                 $5,113,108.57
                                                                   =============                 =============

   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1998

Note A - Summary of Significant Accounting Policies

     The Company is operated as a diversified, open-end management investment company.

     Security valuation: Investments in securities listed on the New York Stock Exchange, American Stock Exchange or other security exchanges, and securities traded in the Over-The-Counter market are valued at their closing sales price. If no sale has been reported for that day, the last published sale or the last recorded bid price, whichever is the more recent, is used, unless in the opinion of the Board of Directors the value thus obtained may not fairly indicate the actual market value, in which case these securities, and any other assets for which market quotations are not readily available, are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     Federal income taxes: For tax years beginning after December 31, 1987, it is the Company's intention to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its capital gains and investment income to its shareholders. Therefore, provision has been made for Federal income taxes only on the undistributed income which is immaterial.

     Other: The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest is accrued on all debt securities on a daily basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


Note B - Registration Expenses

     Registration expenses will be amortized as new shares are issued.


Note C - Capital Share Transactions

     As of December 31, 1998 and 1997, there were 10,000,000 shares of $1.00 par value capital stock authorized. Capital paid-in aggregated $3,704,796.82 and $3,367,858.76 at December 31, 1998 and 1997, respectively.

     Transactions in capital stock for the period were as follows:

                                                           Shares                                Amount
                                                   1998              1997                 1998             1997

Shares sold                                     14,702.421       11,990.444          $232,170.23       $167,000.00
Shares issued in reinvestment
   of dividends                                 17,555.963       27,419.715           258,599.44        405,811.83
                                                ----------      -----------          -----------      ------------
                                                32,258.384       39,410.159           490,769.67        572.811.83

Shares redeemed                                  8,375.486       55,227.171           129,948.71        787,708.84
                                                ----------      -----------          -----------      ------------

   Net increase (decrease)                      23,882.898      (15,817.012)         $360,820.96      ($214,897.01)
                                                ==========      ===========          ===========      ============

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                DECEMBER 31, 1998

Note D - Investment Transactions

     Purchases of common stocks during the year were $429,479.95 in 1998 and $154,285.00 in 1997; sales were $533,096.68 and $651,731.14 in 1998 and 1997, respectively. Purchases of U.S. Government obligations were $2,195,598.44 in 1998 and $1,195,781.20 in 1997, and $2,100,000.00 and $1,200,000.00 were sold/matured in 1998 and 1997, respectively.

     As of December 31, 1998 and 1997, the unrealized appreciation of securities was $1,325,197.35 and $1,398,150.93, respectively; accumulated undistributed net realized gains on investment transactions totaled $2,562.77 and $2,236.96 at December 31, 1998 and 1997, respectively.


Note E - Investment Advisory Fees

     The Company pays advisory fees for investment management and advisory services under a management agreement (Agreement) that provides for fees to be computed monthly at an annual rate of 0.9 percent of the Company's average daily net assets up to $30,000,000, 0.75 percent of assets from $30,000,000 to $60,000,000 and 0.6 percent for those assets in excess of $60,000,000. The Agreement provides for an expense reimbursement from the investment advisor if the Company's total expenses exceed 2.0 percent of the Company's average daily net assets for any year.


Note F - Distributions to Shareholders

     On December 17, 1998, a distribution of $.415 per share, aggregating $143,091.66, was declared from net realized gains from investment transactions and a dividend of $.335 per share, aggregating $115,507.78 was declared from net investment income. The distribution and dividend were paid on December 29, 1998 to shareholders of record on December 28, 1998.

     On December 16, 1997, a distribution of $0.975 per share, aggregating $304,358.85, was declared from net realized gains from investment transactions and a dividend of $0.325 per share, aggregating $101,452.98 was declared from net investment income. The distribution and dividend were paid on December 18, 1997 to shareholders of record on December 17, 1997.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
         SUPPLEMENTARY INFORMATION - SELECTED PER-SHARE DATA AND RATIOS*

                                                                                      Year Ended December 31,
                                                                1998            1997           1996           1995            1994
Per-Share Data:
   Investment income                                            $0.52          $0.53          $0.48          $0.67           $0.47
   Expenses                                                      0.18           0.19           0.18           0.18            0.16
                                                               ------         ------         ------         ------          ------

     Investment income - net                                     0.34           0.34           0.30           0.49            0.31

   Distributions from net investment income                     (0.34)         (0.33)         (0.29)         (0.49)          (0.31)

   Net realized and unrealized gain (loss)
     on securities                                               0.21           2.28           1.07           1.58           (0.21)

   Distributions from net realized
     long-term gains on securities                              (0.41)         (0.97)         (1.99)         (0.36)          (0.24)
                                                               ------         ------         ------         ------          ------

   Net increase (decrease) in net
     asset value                                                (0.20)          1.32          (0.91)          1.22           (0.45)

   Net asset value:
     Beginning of year                                          15.06          13.74          14.65          13.43           13.88
                                                               ------         ------         ------         ------          ------

     End of year                                               $14.86         $15.06         $13.74         $14.65          $13.43
                                                               ======         ======         ======         ======          ======

Ratios (Annualized)
   Ratio of expenses to average net assets                      1.18%          1.19%          1.20%          1.11%           1.11%
   Ratio of net investment income to
     average net assets                                         2.17%          2.10%          1.96%          2.98%           2.19%
   Portfolio turnover rate                                     15.97%          5.71%         19.08%         28.17%          37.62%

Shares Outstanding at End of Year                        363,465.526    339,582.628    355,399.640    343,987.019     419,130.701

  * Selected data for a share of capital stock outstanding throughout the year.